CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Capital Management [Abstract]
Schedule of invested capital
We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest - in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

1.	Estimated based on the discounted cash flow models which we utilize in order to value and measure the performance of our operations.

US$ MILLIONS	2017	2016
Partnership Capital	$13,474	$9,644
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(5,875)	(2,771)
Deficit	1,366	697
Accumulated other comprehensive income	(1,257)	(1,074)
Ownership changes	(109)	(109)
Invested Capital	$7,599	$6,387
The following table presents the change in Invested Capital during year ended December 31, 2017:

US$ MILLIONS	2017	2016
Opening balance	$6,387	$5,452
Issuance of preferred units	220	186
Issuance of limited partnership units and redeemable partnership units	992	749
Ending balance	$7,599	$6,387
Weighted Average Invested Capital	$6,885	$5,592